DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

April 5, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Re:	Dreyfus Short Intermediate Government Fund (the "Fund")
Registration File Nos. 33-9634; 811-4888

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's most recent post-effective registration statement amendment (the "Amendment"); and

(2)	the text of the Amendment was filed electronically on March 27, 2007.

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:	/s/ Florence Bryan
Florence Bryan
Senior Paralegal